Borrowing and onlending (Tables)	12 Months Ended
Dec. 31, 2021
Borrowing and onlending
Summary of borrowing and onlending

	12/31/2021	12/31/2020	12/31/2019
Onlending obligations	25,071	27,405	29,800
Total borrowing and onlending	25,071	27,405	29,800